Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Assets Held for Sale [Abstract]
Disclosure of Long Lived Assets Held-for-sale	Assets Held for Sale
Assets held for sale at December 31, 2020 and December 31, 2019 were $708.1 million and $77.5 million, respectively.
During December 2020, the Company’s Board of Directors authorized the Company, as part of its transition to a sustainable future, to sell its remaining dry bulk vessels and exit the dry bulk sector during 2021. As a result of this decision, the Company classified all of its remaining fleet as held for sale at December 31, 2020, and recorded a loss / write-down on assets held for sale of $458.6 million and a loss / write down on assets held for sale-related party of $36.8 million.
During 2019, the Company’s Board of Directors made the decision to sell four Ultramax vessels and as such these vessels were classified as held for sale at December 31, 2019. The Company recorded a loss of approximately $25.2 million upon this classification. These four vessels accounted for the entire $77.5 million balance at December 31, 2019.